Borrowings - Mainland China Facilities (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 30, 2025 CAD ($)	Mar. 30, 2025 CNY (¥)	Mar. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4.3		$ 9.4
Mainland China Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 100.5	¥ 510.0
Borrowings, interest rate	3.10%	3.10%
Borrowings, interest rate in terms of loan rate	1 year
Borrowings, adjustment to interest rate basis	0.60%	0.60%
Short-term borrowings	$ 0.0		$ 0.0
Mainland China Facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, term	12 months
Mainland China Facilities | Term one
Disclosure of detailed information about borrowings [line items]
Borrowings, term	1 month
Mainland China Facilities | Term two
Disclosure of detailed information about borrowings [line items]
Borrowings, term	3 months
Mainland China Facilities | Term three
Disclosure of detailed information about borrowings [line items]
Borrowings, term	6 months